Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Taxes on Income [Abstract]
Schedule of income before taxes on income
	Year ended December 31,
	2021	2020	2019
Domestic	$32,714	$25,423	$17,806
Foreign	12,550	11,980	14,666

	$42,264	$37,403	$32,472

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2021	2020	2019
Current:
Domestic	$7,847	$7,867	$7,266
Foreign	6,123	1,069	1,636

	13,970	8,936	8,902
Deferred taxes:
Domestic	(1,124)	(1,687)	(1,001)
Foreign	(2,487)	37	(1,027)

	(3,611)	(1,650)	(2,028)

Taxes on income	$10,359	$7,286	$6,874

Schedule of deferred tax liabilities
	December 31,
	2021	2020
Net operating loss carryforwards	$5,481	$5,557
Allowances, reserves and intangible assets	7,779	6,228

Deferred tax assets before valuation allowance	13,260	11,785
Less - valuation allowance	(5,169)	(5,388)

Deferred tax assets, net	$8,091	$6,397

	December 31,
	2021	2020
Deferred tax assets	$8,091	$6,397
Deferred tax liabilities	(18,112)	(17,639)

Net deferred tax liabilities	$(10,021)	$(11,242)

Schedule of theoretical tax expense and actual tax expense
	Year ended December 31,
	2021	2020	2019
Income before taxes, as reported in the consolidated statements of income	$45,264	$37,403	$32,472

Statutory tax rate	23%	23%	23%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$10,411	$8,603	$7,468
Tax adjustment in respect of different tax rates	283	(1,169)	465
Deferred taxes on losses for which full valuation allowance was provided in the past	(80)	(326)	(227)
Tax-deductible costs, not included in the accounting costs	(1,041)	(679)	-
Tax expenses in respect of prior years, net	(481)	(71)	(37)
Non-deductible expenses	1,482	1,398	-
Uncertain tax position and other differences	(215)	(470)	(795)

Income tax	$10,359	$7,286	$6,874

Schedule of unrecognized tax benefits
Gross unrecognized tax benefits at January 1, 2019	$2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2019	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(1,103)

Gross unrecognized tax benefits at December 31, 2020	1,072

Increase in tax positions taken in prior years	162

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2021	$1,234